Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	LASER PHOTONICS CORPORATION
Entity Central Index Key	0001807887
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	This Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3628771
Entity Address Address Line 1	1101 N. Keller Road
Entity Address Address Line 2	Suite G
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32810
City Area Code	407
Local Phone Number	804-1000